CONDENSED CONSOLIDATED BALANCE SHEETS (Parentheticals) - USD ($)	Jun. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Capitalized software development costs, accumulated amortization (in Dollars)	$ 1,156,478	$ 986,502	$ 647,247
Convertible Debt, Discount, Current (in Dollars)			207,589
Convertible Debt Discount, Non Current (in Dollars)			$ 15,830
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	680,000,000	680,000,000	680,000,000
Common stock, shares issued	5,013,366	4,902,639	3,764,778
Common stock, shares outstanding	5,013,366	4,902,639	3,764,778
Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	5,000,000	5,000,000
Series A Convertible Preferred Stock [Member]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,700,000	1,700,000	1,700,000
Preferred stock, shares issued	0	161,827	750,068
Preferred stock, shares outstanding	0	161,827	750,068